Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property Plant and Equipment

	December 31,
	2017			2016			2015
	Gross	Accumulated depreciation	Net	Gross	Accumulated depreciation	Net	Net
	(In millions of US$)
Land	15.2	—	15.2	17.4	—	17.4	17.1
Buildings	244.0	(129.6)	114.4	223.2	(114.9)	108.3	122.8
Machinery & equipment	874.1	(741.6)	132.5	982.5	(750.5)	232.0	320.5
Vehicles & vessels	167.7	(124.7)	43.0	607.4	(289.7)	317.7	373.8
Other tangible assets	108.0	(92.5)	15.5	113.5	(92.9)	20.6	30.3
Assets under constructions	9.7	—	9.7	12.6	—	12.6	20.7

Total Property, plant and equipment	1,418.7	(1,088.4)	330.3	1,956.6	(1,248.0)	708.6	885.2

Schedule of Variation of the Period of Property Plant and Equipment

Variation of the period

	December 31,
	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	708.6	885.2	1,238.2
Acquisitions	45.4	57.2	78.5
Depreciation	(116.1)	(221.6)	(393.6)
Disposals	(18.7)	(4.4)	(13.3)
Change in exchange rates	15.6	(4.5)	(18.4)
Change in consolidation scope	(301.0)	—	—
Reclassification of tangible assets as “Assets held for sale”	(3.5)	(0.5)	(4.4)
Other	—	(2.8)	(1.8)

Balance at end of period	330.3	708.6	885.2

Reconciliation of Acquisitions with Consolidated Statements of Cash Flows

Reconciliation of acquisitions with the consolidated statements of cash flows

	December 31,
	2017	2016	2015
	(In millions of US$)
Acquisitions of tangible assets, excluding finance lease	45.4	57.2	78.5
Development costs capitalized (see notes 10 and 20)	34.1	34.0	41.5
Additions in other intangible assets, excluding non-exclusive surveys (see note 10)	4.7	9.0	10.6
Variance of fixed assets suppliers	(3.0)	4.3	15.0

Total purchases of tangible and intangible assets according to cash flow statement	81.2	104.5	145.6

Summary of Land, Buildings and Geophysical Equipment Recorded Under Finance Leases

Land, buildings and geophysical equipment recorded under finance leases

	December 31,
	2017			2016			2015
	Gross	Accumulated depreciation	Net	Gross	Accumulated depreciation	Net	Net
	(In millions of US$)
Geophysical equipment and vessels under finance leases	5.6	(5.1)	0.5	7.9	(2.5)	5.4	7.3
Land and buildings under finance leases	92.5	(21.9)	70.6	80.7	(16.3)	64.4	69.7

Total Property, plant and equipment under finance leases	98.1	(27.0)	71.1	88.6	(18.8)	69.8	77.0